13F-HR
                 Westport Advisers LLC Form 13F Holdings Report

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                             [  ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Member
Phone:            203-227-3601
Signature, Place, and Date of Signing:

       /s/ Ronald H. Oliver     Westport, Connecticut     February 9, 2004

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     96

Form 13F Information Table Value Total (x$1,000):    $ 1,377,654

List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
31-Dec-04

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
Abbott Laboratories               COM      002824100      933      20000   SH           Sole               20000
Airgas, Inc.                      COM      009363102    17520     660900   SH           Sole              660900
American Eagle Outfitters, Inc    COM      02553E106      706      15000   SH           Sole               15000
Applebees International, Inc.     COM      037899101    17544     663300   SH           Sole              663300
Arbitron, Inc.                    COM      03875Q108     9442     241000   SH           Sole              241000
Arthur J. Gallagher & Company     COM      363576109    20202     621600   SH           Sole              621600
BankUnited Financial Corp. - C    COM      06652B103    34784    1088700   SH           Sole             1088700
Beasley Broadcast Group, Inc.     COM      074014101    10597     604499   SH           Sole              604499
Big Lots, Inc.                    COM      089302103    16568    1365906   SH           Sole             1365906
Brown & Brown, Inc.               COM      115236101    16662     382600   SH           Sole              382600
CACI International, Inc.          COM      127190304    41205     604800   SH           Sole              604800
Caremark Rx, Inc.                 COM      141705103    82167    2083875   SH           Sole             2083875
Ceridian Corp.                    COM      156779100    14807     810000   SH           Sole              810000
Charles River Laboratories Int    COM      159864107    25600     556400   SH           Sole              556400
Checkpoint Systems, Inc.          COM      162825103    12393     686600   SH           Sole              686600
ChoicePoint, Inc.                 COM      170388102      920      20000   SH           Sole               20000
Claire's Stores, Inc.             COM      179584107      372      17500   SH           Sole               17500
Comcast Corporation Class A       COM      20030N101      260       7823   SH           Sole                7823
Computer Associates Internatio    COM      204912109    46668    1502516   SH           Sole             1502516
Constellation Brands, Inc. - C    COM      21036P108    21153     454800   SH           Sole              454800
Cox Radio, Inc. - Class A         COM      224051102    14822     899400   SH           Sole              899400
Cullen/Frost Bankers, Inc.        COM      229899109     1215      25000   SH           Sole               25000
DST Systems, Inc.                 COM      233326107     1199      23000   SH           Sole               23000
Darden Restaurants, Inc.          COM      237194105    31798    1146300   SH           Sole             1146300
Del Monte Foods Company           COM      24522P103    19891    1805000   SH           Sole             1805000
Devry, Inc.                       COM      251893103    22134    1275000   SH           Sole             1275000
Downey Financial Corp.            COM      261018105     6840     120000   SH           Sole              120000
DuPont Photomasks, Inc.           COM      26613X101    18250     691045   SH           Sole              691045
EGL Inc.                          COM      268484102    10312     345000   SH           Sole              345000
EOG Resources, Inc.               COM      26875P101      963      13500   SH           Sole               13500
Emmis Communications Corp.        COM      291525103    25805    1344720   SH           Sole             1344720
FEI Company                       COM      30241L109      252      12000   SH           Sole               12000
FNB Corp.                         COM      302520101    20669    1015166   SH           Sole             1015166
Fairchild Semiconductor Corp.     COM      303726103    12236     752500   SH           Sole              752500
FedEx Corp.                       COM      31428X106      739       7500   SH           Sole                7500
First National Bankshares of F    COM      321100109    26595    1112776   SH           Sole             1112776
First Niagara Financial Group,    COM      33582V108      139      10000   SH           Sole               10000
Fisher Scientific Internationa    COM      338032204    24983     400500   SH           Sole              400500
Florida East Coast Industries,    COM      340632108     7301     161891   SH           Sole              161891
General Communications, Inc. -    COM      369385109     9268     839450   SH           Sole              839450
Helmerich & Payne                 COM      423452101      681      20000   SH           Sole               20000
Hercules Inc.                     COM      427056106      445      30000   SH           Sole               30000
Hilb, Rogal & Hobbs Company       COM      431294107    33536     925400   SH           Sole              925400
Hospira, Inc.                     COM      441060100      636      19000   SH           Sole               19000
Houston Exploration Company       COM      442120101    30903     548800   SH           Sole              548800
Hudson United Bancorp             COM      444165104    14195     360450   SH           Sole              360450
IMS Health, Inc.                  COM      449934108    19741     850526   SH           Sole              850526
ITT Educational Services, Inc.    COM      45068B109    36171     760700   SH           Sole              760700
Insight Communications Company    COM      45768V108    15206    1640294   SH           Sole             1640294
Interpublic Group of Companies    COM      460690100      804      60000   SH           Sole               60000
JLG Industries, Inc.              COM      466210101     7661     390250   SH           Sole              390250
LTX Corporation                   COM      502392103     2499     325000   SH           Sole              325000
Laboratory Corporation of Amer    COM      50540R409     1370      27500   SH           Sole               27500
Limited Brands, Inc.              COM      532716107      230      10000   SH           Sole               10000
Lincare Holdings, Inc.            COM      532791100     1024      24000   SH           Sole               24000
Lubrizol Corp.                    COM      549271104    15113     410000   SH           Sole              410000
MRO Software, Inc.                COM      55347W105     6368     489100   SH           Sole              489100
Map Info Corp.                    COM      565105103    13140    1096800   SH           Sole             1096800
MatrixOne, Inc.                   COM      57685P304     3413     521060   SH           Sole              521060
Nieman Marcus Group, Inc. - Cl    COM      640204301     1637      24500   SH           Sole               24500
Orient Express Hotels Ltd. - C    COM      G67743107    20140     979100   SH           Sole              979100
Overnite Corp.                    COM      690322102    27737     744825   SH           Sole              744825
Owens & Minor, Inc.               COM      690732102     8035     285250   SH           Sole              285250
Pall Corp.                        COM      696429307      825      28500   SH           Sole               28500
Parametric Technology Corp.       COM      699173100      412      70000   SH           Sole               70000
People's Bank                     COM      710198102    18521     476250   SH           Sole              476250
PeopleSoft, Inc.                  COM      712713106    18227     688088   SH           Sole              688088
Peregrine Systems, Inc.           COM      71366Q200     5152     251300   SH           Sole              251300
Perot Systems Corp. - Class A     COM      714265105    24427    1523800   SH           Sole             1523800
Pogo Producing Company            COM      730448107    26781     552300   SH           Sole              552300
Praxair, Inc.                     COM      74005P104     1060      24000   SH           Sole               24000
Precision Castparts Corp.         COM      740189105    23205     353300   SH           Sole              353300
Priority Healthcare Corp.         COM      74264T102    12561     576986   SH           Sole              576986
QLogic Corp.                      COM      747277101    15702     427500   SH           Sole              427500
Rockwell Collins, Inc.            COM      774341101     1183      30000   SH           Sole               30000
Rogers Corp.                      COM      775133101     7103     164800   SH           Sole              164800
Ruby Tuesday, Inc.                COM      781182100    23216     890200   SH           Sole              890200
Saks, Inc.                        COM      79377w108    13242     912600   SH           Sole              912600
Salem Communications Corp.        COM      794093104    14893     596925   SH           Sole              596925
Schering Plough Corp.             COM      806605101      438      21000   SH           Sole               21000
Siliconix Inc.                    COM      827079203      365      10000   SH           Sole               10000
Sovereign Bancorp, Inc.           COM      845905108    15589     691321   SH           Sole              691321
St. Joe Company (The)             COM      790148100    18518     288450   SH           Sole              288450
Sterling Financial Corp.          COM      859319105    16850     429184   SH           Sole              429184
Stone Energy Corp.                COM      861642106    19240     426700   SH           Sole              426700
SunTrust Bank Inc.                COM      867914103      732       9906   SH           Sole                9906
Synopsys, Inc.                    COM      871607107    19669    1006100   SH           Sole             1006100
Taylor Capital Group, Inc.        COM      876851106    16448     491000   SH           Sole              491000
Texas Instruments, Inc.           COM      882508104      494      20064   SH           Sole               20064
The South Financial Group, Inc    COM      837841105    11984     368400   SH           Sole              368400
TriZetto Group, Inc.              COM      896882107    10877    1145000   SH           Sole             1145000
Triad Hospitals, Inc.             COM      89579K109    17173     461521   SH           Sole              461521
Universal Health Services, Inc    COM      913903100    45888    1031200   SH           Sole             1031200
Unocal Corp.                      COM      915289102    27025     625000   SH           Sole              625000
Western Wireless Corp.            COM      95988E204    32656    1114540   SH           Sole             1114540
Young Broadcasting, Inc.          COM      987434107    10593    1003100   SH           Sole             1003100